UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300      Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 11/30

Date of reporting period: 2/28/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

1492 Small Cap Growth Fund

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.42%

Consumer Discretionary — 18.35%
American Eagle Outfitters, Inc.	5,763	$86,272
Bloomin’ Brands, Inc.*	3,352	86,348
Chico’s FAS, Inc.	5,799	105,716
CVSL, Inc. *	27,514	70,161
Genesco, Inc. *	717	52,649
Grand Canyon Education, Inc. *	1,794	82,273
Jack in the Box, Inc.	778	75,225
Men’s Wearhouse, Inc./The	1,243	62,386
Rave Restaurant Group, Inc. *	4,188	54,528
Red Robin Gourmet Burgers, Inc. *	478	39,899
Rentrak Corp. *	2,632	144,102
Skechers U.S.A., Inc. *	1,216	82,858
Skullcandy, Inc. *	5,250	54,652
Tilly’s, Inc. *	1,874	23,537
Vince Holding Corp. *	1,654	37,595

		1,058,201

Consumer Staples — 0.82%
Natural Grocers by Vitamin Cottage, Inc. *	1,606	47,297

Energy — 0.90%
Bonanza Creek Energy, Inc. *	934	25,171
PDC Energy, Inc. *	522	26,977

		52,148

Financials — 13.67%
BofI Holding, Inc. *	2,269	200,580
C1 Financial, Inc. *	1,868	31,084
Centerstate Banks, Inc.	4,612	54,099
Federated National Holding Co.	6,762	195,625
HFF, Inc. - Class A	2,151	76,533
Home Bancshares, Inc.	1,420	44,943
Raymond James Financial, Inc.	1,863	106,433
Stifel Financial Corp. *	1,443	79,033

		788,330

Health Care — 16.38%
BioDelivery Sciences International, Inc. *	4,427	66,383
BioTelemetry, Inc. *	9,914	95,670
CAS Medical Systems, Inc. *	12,605	16,260
Charles River Laboratories International, Inc. *	1,154	88,477
Joint Corp./The *	7,755	61,807
Keryx Biopharmaceuticals, Inc. *	6,351	77,228
Ligand Pharmaceuticals, Inc. - Class B *	1,737	95,657
NeoGenomics, Inc. *	17,878	81,166
PTC Therapeutics, Inc. *	1,119	79,818
Salix Pharmaceuticals Ltd. *	1,581	248,533
Staar Surgical Co. *	4,849	33,264

		944,263

Industrials — 15.38%
Apogee Enterprises, Inc.	937	42,961
ARC Document Solutions, Inc. *	4,313	36,488
Ceco Environmental Corp.	4,839	68,859
Celadon Group, Inc.	3,136	82,320

See accompanying notes which are an integral part of this schedule of investments.

1492 Small Cap Growth Fund

Schedule of Investments – (continued)

February 28, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.42% - continued

Industrials — 15.38% - continued
Con-way, Inc.	1,383	$61,087
Landstar System, Inc.	625	43,887
MasTec, Inc. *	3,131	69,101
MiX Telematics Ltd. ADR *	5,948	33,606
Orion Marine Group, Inc. *	3,330	33,966
Power Solutions International, Inc. *	403	22,782
Roadrunner Transportation Systems, Inc. *	2,822	72,441
Spirit Airlines, Inc. *	1,095	85,169
Swift Transportation Co. *	2,962	83,765
TASER International, Inc. *	3,683	86,477
United Rentals, Inc. *	688	64,025

		886,934

Information Technology — 24.07%
Alliance Fiber Optic Products, Inc.	3,824	62,714
Applied Optoelectronics, Inc. *	2,837	35,406
CalAmp Corp. *	4,737	90,714
Calix, Inc. *	4,691	40,999
DTS, Inc. *	1,513	44,588
FireEye, Inc. *	870	38,515
Fleetmatics Group PLC *	2,805	115,594
GrubHub, Inc. *	2,167	91,036
Integrated Device Technology, Inc. *	2,037	42,044
KVH Industries, Inc. *	3,432	44,033
LivePerson, Inc. *	6,384	73,639
Microsemi Corp. *	4,034	130,056
Monolithic Power Systems, Inc.	693	36,542
Multi-Fineline Electronix, Inc. *	1,721	32,062
Radware Ltd. *	5,985	127,121
Super Micro Computer, Inc. *	680	27,322
Synchronoss Technologies, Inc *	1,205	53,333
Tangoe, Inc. *	6,426	79,747
Ultimate Software Group, Inc./The *	238	39,186
USA Technologies, Inc. *	16,422	38,674
VASCO Data Security International, Inc. *	3,226	82,650
Virtusa Corp. *	1,569	61,756

		1,387,731

Materials — 0.79%
U.S. Concrete, Inc. *	1,492	45,506

Telecommunication Services — 9.06%
8x8, Inc. *	9,776	72,440
Cogent Communications Holdings, Inc.	1,746	64,113
inContact, Inc. *	18,173	212,806
ORBCOMM, Inc. *	14,301	81,516
RingCentral, Inc. *	5,801	91,482

		522,357

Total Common Stocks (Cost $5,055,099)		5,732,767

See accompanying notes which are an integral part of this schedule of investments.

1492 Small Cap Growth Fund

Schedule of Investments – (continued)

February 28, 2015 (Unaudited)

	Shares	Fair Value

Money Market Securities — 3.00%

Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (a)	172,742	$172,742

Total Money Market Securities (Cost $172,742)		172,742

Total Investments – 102.42% (Cost $5,227,841)		5,905,509

Liabilities in Excess of Other Assets – (2.42)%		(139,385)

TOTAL NET ASSETS – 100.00%		$5,766,124

(a)	Rate disclosed is the seven day yield as of February 28, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

At February 28, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$762,393
Unrealized depreciation	(164,998)

Net unrealized appreciation	$597,395

Aggregate cost of securities for income tax purposes	$5,308,114

See accompanying notes which are an integral part of this schedule of investments.

1492 Small Cap Growth Fund

Related Notes to the Schedule of Investments

February 28, 2015

(Unaudited)

The 1492 Small Cap Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual fund. These securities are categorized as Level 1 securities.

1492 Small Cap Growth Fund

Related Notes to the Schedule of Investments - continued

February 28, 2015

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$5,732,767	$—	$—	$5,732,767
Money Market Securities	172,742	—	—	172,742

Total	$5,905,509	$—	$—	$5,905,509

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between fair value hierarchy levels during the period ended February 28, 2015.

Subsequent Event – Effective March 20, 2015, the Fund changed its name to 1492 Small Cap Core Alpha Fund.

Roosevelt Multi-Cap Fund

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.07%
Consumer Discretionary — 13.06%
ANN, Inc. *	50,056	$1,797,511
Darden Restaurants, Inc.	39,901	2,553,664
Dunkin’ Brands Group, Inc.	57,399	2,689,717
Home Depot, Inc./The	38,707	4,441,628
O’Reilly Automotive, Inc. *	8,557	1,780,968
Ralph Lauren Corp.	12,360	1,698,388
Toll Brothers, Inc. *	58,540	2,242,667
Tribune Media Co. *	24,818	1,637,244

		18,841,787

Consumer Staples — 9.93%
Archer-Daniels-Midland Co.	61,164	2,928,532
Boston Beer Co., Inc./The - Class A *	6,319	1,690,964
CVS Caremark Corp.	45,999	4,777,916
Hershey Co./The	21,217	2,201,900
Wal-Mart Stores, Inc.	32,466	2,724,871

		14,324,183

Energy — 6.34%
Concho Resources, Inc. *	6,638	723,011
Hess Corp.	24,707	1,855,002
Kinder Morgan, Inc.	123,259	5,054,852
Range Resources Corp.	30,728	1,522,265

		9,155,130

Financials — 16.71%
American International Group, Inc.	51,642	2,857,352
CIT Group, Inc.	57,095	2,640,644
CME Group, Inc.	43,775	4,199,336
Discover Financial Services	95,970	5,852,251
Morgan Stanley	80,632	2,885,819
Wells Fargo & Co.	103,652	5,679,093

		24,114,495

Health Care — 12.63%
Actavis PLC *	2,549	742,677
Biogen Idec, Inc. *	6,110	2,502,595
Celgene Corp. *	29,342	3,565,933
Mallinckrodt PLC *	25,694	2,999,004
Merck & Co., Inc.	58,057	3,398,657
Pfizer, Inc.	146,138	5,015,456

		18,224,322

Industrials — 10.11%
Flowserve Corp.	40,862	2,538,756
Kansas City Southern	32,211	3,731,322
Lockheed Martin Corp.	15,427	3,086,171
Raytheon Co.	13,611	1,480,469
Southwest Airlines Co.	70,715	3,057,717
United Parcel Service, Inc. - Class B	6,855	697,359

		14,591,794

Information Technology — 17.56%
Apple, Inc.	52,011	6,681,333
Facebook, Inc. - Class A *	39,896	3,150,587
Microchip Technology, Inc.	47,112	2,415,432

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Schedule of Investments – (continued)

February 28, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.07% - continued

Information Technology — 17.56% - continued	93,934	$4,119,006
Microsoft Corp.
NXP Semiconductors NV *	32,195	2,733,195
VeriSign, Inc. *	46,155	2,954,843
Visa, Inc. - Class A	12,100	3,282,851

		25,337,247

Materials — 4.17%
EI du Pont de Nemours & Co.	19,822	1,543,143
Lyondellbasell Industries NV - Class A	19,295	1,657,633
Sherwin-Williams Co./The	9,890	2,820,628

		6,021,404

Real Estate Investment Trusts — 3.60%
Equity Commonwealth *	78,202	2,068,443
Ventas, Inc.	42,035	3,130,346

		5,198,789

Utilities — 1.96%
NextEra Energy, Inc.	27,336	2,828,183

Total Common Stocks (Cost $113,347,843)		138,637,334

Total Investments – 96.07% (Cost $113,347,843)		138,637,334

Other Assets in Excess of Liabilities – 3.93%		5,665,518

TOTAL NET ASSETS – 100.00%		$144,302,852

*	Non-income producing security.

At February 28, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Unrealized appreciation	$27,438,988
Unrealized depreciation	(2,254,840)

Net unrealized appreciation	$25,184,148

Aggregate cost of securities for income tax purposes	$113,453,186

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments

February 28, 2015

(Unaudited)

The Roosevelt Multi-Cap Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification accounting method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when The Roosevelt Investment Group, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments – continued

February 28, 2015

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$138,637,334	$—	$—	$138,637,334

Total	$138,637,334	$—	$—	$138,637,334

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended February 28, 2015.

Auer Growth Fund

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.01%

Consumer Discretionary — 12.32%
Century Communities, Inc. *	64,000	$1,187,200
Jakks Pacific, Inc. *	22,000	146,520
Lennar Corp. - Class A	7,000	351,470
LGI Homes, Inc. *	85,000	1,203,600
Rocky Brands, Inc.	7,500	149,100
Ryland Group, Inc./The	7,000	318,500
Shiloh Industries, Inc. *	200,000	2,482,000
Taylor Morrison Home Corp. - Class A *	70,000	1,349,600

		7,187,990

Consumer Staples — 0.63%
Mannatech, Inc. *	16,000	368,160

Energy — 17.56%
Abraxas Petroleum Corp. *	42,000	128,100
Advantage Oil & Gas Ltd. *	27,000	140,670
Approach Resources, Inc. *	65,000	502,450
Atwood Oceanics, Inc.	68,000	2,108,680
Basic Energy Services, Inc. *	110,000	818,400
Bellatrix Exploration Ltd. *	110,000	319,000
C&J Energy Services, Inc. *	19,000	258,970
Eagle Rock Energy Partners LP (a)	26,000	70,980
Emerald Oil, Inc. *	550,000	610,500
EnCana Corp.	18,000	234,900
GasLog Partners LP (a)	6,000	152,640
Memorial Production Partners LP (a)	17,000	308,890
Mid-Con Energy Partners LP (a)	110,000	675,400
Midstates Petroleum Co., Inc. *	56,000	59,920
Panhandle Oil and Gas, Inc.	12,000	242,520
Rowan Cos. PLC	115,000	2,485,150
Triangle Petroleum Corp. *	100,000	496,000
Vantage Drilling Co. *	1,700,000	629,000

		10,242,170

Financials — 20.62%
1347 Property Insurance Holdings, Inc. *	10,000	76,800
Atlas Financial Holdings, Inc. *	50,000	899,000
Banc of California, Inc.	7,500	81,900
Chemung Financial Corp.	5,500	154,275
Community Bankers Trust Corp. *	16,000	70,240
Customers Bancorp, Inc. *	9,500	210,330
ESSA Bancorp, Inc.	6,000	73,080
Farmers Capital Bank Corp. *	4,000	92,920
Federated National Holding Co.	5,000	144,650
First Internet Bancorp	10,000	164,800
Gain Capital Holdings, Inc.	40,000	379,600
Great Southern Bancorp, Inc.	3,300	123,486
Harvest Capital Credit Corp.	7,000	87,850
Hennessy Advisors, Inc.	8,000	182,320
INTL FCStone, Inc. *	3,000	81,690
Kingstone Companies, Inc.	28,000	221,200
National General Holdings Corp.	15,500	288,300
Nomura Holdings, Inc.	50,000	3,812,500
Northrim BanCorp, Inc.	7,000	165,550

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Schedule of Investments - continued

February 28, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.01% - continued

Financials — 20.62% - continued
PennyMac Financial Services, Inc. *	11,000	$192,060
Pulaski Financial Corp.	7,500	90,225
Radian Group, Inc.	88,000	1,391,280
Santander Consumer USA Holdings, Inc.	85,000	1,915,050
Southcoast Financial Corp. *	10,000	71,000
Summit Financial Group, Inc. *	7,500	85,950
Timberland Bancorp, Inc.	8,500	91,418
TPG Specialty Lending, Inc.	4,000	74,160
Universal Insurance Holdings, Inc.	19,000	473,100
Walker & Dunlop, Inc. *	21,000	336,630

		12,031,364

Health Care — 11.48%
Columbia Laboratories, Inc. *	28,000	194,320
Depomed, Inc. *	26,000	570,700
Electromed, Inc. *	43,000	103,630
Enanta Pharmaceuticals, Inc. *	16,500	591,030
Gilead Sciences, Inc.*	37,000	3,830,610
Lannett Co., Inc. *	22,500	1,404,000

		6,694,290

Industrials — 5.06%
Aircastle Ltd.	13,000	299,910
Allied Motion Technologies, Inc.	17,500	487,550
Art’s-Way Manufacturing Co., Inc.	16,000	73,120
Barrett Business Services, Inc.	32,000	1,192,000
Empire Resources, Inc.	17,000	76,500
NV5 Holdings, Inc. *	14,500	187,630
Thermon Group Holdings, Inc. *	26,000	637,520

		2,954,230

Information Technology — 10.10%
Applied Optoelectronics, Inc. *	47,000	586,560
Bel Fuse, Inc. - Class B	34,000	649,060
Blonder Tongue Laboratories *	67,000	117,250
BroadSoft, Inc. *	2,500	78,650
Canadian Solar, Inc. *	95,000	2,814,375
Cartesian, Inc. *	40,000	155,200
Optical Cable Corp.	15,000	74,400
Planar Systems, Inc. *	90,000	553,500
Qumu Corp. *	6,000	90,060
Xcerra Corp. *	85,000	771,800

		5,890,855

Materials — 14.92%
Century Aluminum Co. *	24,000	455,280
Hi-Crush Partners LP (a)	65,000	2,365,350
Lake Shore Gold Corp. *	650,000	591,500
Nevsun Resources Ltd.	402,000	1,435,140
Richmont Mines, Inc. *	200,000	666,000
Silvercorp Metals, Inc.	110,000	145,200
Steel Dynamics, Inc.	64,000	1,166,080
Thompson Creek Metals Co., Inc. *	1,180,000	1,876,200

		8,700,750

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Schedule of Investments - continued

February 28, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.01% - continued

Real Estate Investment Trusts — 2.32%
Blackstone Mortgage Trust, Inc.	7,000	$202,370
Chatham Lodging Trust	9,000	261,180
Strategic Hotels & Resorts, Inc. *	68,000	892,160

		1,355,710

Total Common Stocks (Cost $62,107,703)		55,425,519

Money Market Securities — 4.52%

Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (b)	2,639,496	2,639,496

Total Money Market Securities (Cost $2,639,496)		2,639,496

Total Investments – 99.53% (Cost $64,747,199)		$58,065,015

Other Assets in Excess of Liabilities – 0.47%		271,692

TOTAL NET ASSETS – 100.00%		$58,336,707

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of February 28, 2015.
*	Non-income producing security.

At February 28, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$3,283,352
Unrealized depreciation	(9,834,209)

Net unrealized depreciation	$(6,550,857)

Aggregate cost of securities for income tax purposes	$64,615,872

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

February 28, 2015 – (Unaudited)

The Auer Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) and distributions from master limited partnership are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from master limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real-estate investment trusts and master limited partnerships, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

February 28, 2015 – (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$55,425,519	$—	$—	$55,425,519
Money Market Securities	2,639,496	—	—	2,639,496

Total	$58,065,015	$—	$—	$58,065,015

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended February 28, 2015, the Fund had no transfers between any Levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Symons Value Institutional Fund

Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 83.64%

Agricultural Products — 1.07%
Ingredion, Inc.	11,685	$960,624

Broadcasting — 3.29%
Discovery Communications, Inc. - Class A *	91,610	2,959,003

Coal & Consumable Fuels — 1.01%
Cameco Corp.	59,080	912,786

Distillers & Vintners — 3.13%
Diageo PLC ADR	23,675	2,813,774

Electric Utilities — 8.83%
Duke Energy Corp.	38,640	3,035,172
Entergy Corp.	25,210	2,004,447
PPL Corp.	85,359	2,910,742

		7,950,361
Gold — 0.66%
Sibanye Gold Ltd. ADR	56,175	594,893

Health Care Services — 2.68%
Express Scripts Holding Co. *	28,450	2,412,275

Household Products — 4.85%
Procter & Gamble Co.	51,240	4,362,061

Integrated Telecommunication Services — 7.01%
AT&T, Inc.	71,850	2,483,136
Orange SA ADR	210,320	3,827,824

		6,310,960
Leisure Products — 2.27%
Hasbro, Inc.	32,840	2,046,425

Multi-Utilities — 11.28%
Alliant Energy Corp.	32,820	2,087,352
Consolidated Edison, Inc.	49,930	3,152,580
Dominion Resources, Inc. - Class A	36,895	2,659,761
PG&E Corp.	41,830	2,247,526

		10,147,219
Oil & Gas Drilling — 1.34%
Transocean Ltd.	74,500	1,201,685

Packaged Foods & Meats — 17.65%
Campbell Soup Co.	82,290	3,833,891
ConAgra Foods, Inc.	94,970	3,322,051
Hershey Co./The	33,990	3,527,482
JM Smucker Co./The	18,690	2,155,891
Kellogg Co.	29,820	1,922,794
Kraft Foods Group, Inc.	17,500	1,121,050

		15,883,159

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Schedule of Investments -continued

February 28, 2015 (Unaudited)

	Shares	Fair Value

Common Stocks — 83.64% - continued

Pharmaceuticals — 3.28%
Novo-Nordisk A/S ADR	42,520	$2,030,330
Teva Pharmaceutical Industries Ltd. ADR	16,175	922,299

		2,952,629
Precious Metals & Minerals — 2.72%
Silver Wheaton Corp.	113,310	2,446,363

Soft Drinks — 6.83%
Coca-Cola Enterprises, Inc.	62,500	2,887,500
PepsiCo, Inc.	32,970	3,263,371

		6,150,871
Tobacco — 2.04%
Philip Morris International, Inc.	22,090	1,832,586

Wireless Telecommunication Services — 3.70%
Rogers Communications, Inc.	94,160	3,332,322

Total Common Stocks (Cost $65,109,120)		75,269,996

Real Estate Investment Trusts — 3.61%

Digital Realty Trust, Inc.	34,500	2,290,110
Senior Housing Properties Trust	43,080	962,838

Total Real Estate Investment Trusts (Cost $2,803,832)		3,252,948

Money Market Securities — 12.56%

Fidelity Institutional Money Market Treasury Only - Class I, 0.01% (a)	11,303,150	11,303,150

Total Money Market Securities (Cost $11,303,150)		11,303,150

Total Investments – 99.81% (Cost $79,216,102)		$89,826,094

Other Assets in Excess of Liabilities – 0.19%		169,556

TOTAL NET ASSETS – 100.00%		$89,995,650

(a)	Rate disclosed is the seven day yield as of February 28, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

At February 28, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$12,915,983
Unrealized depreciation	(2,305,991)

Net unrealized appreciation	$10,609,992

Aggregate cost of securities for income tax purposes	$79,216,102

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Related Notes to the Schedule of Investments

February 28, 2015

(Unaudited)

The Symons Value Institutional Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Symons Value Institutional Fund

Related Notes to the Schedule of Investments - continued

February 28, 2015

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds a Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$75,269,996	$—	$—	$75,269,996
Real Estate Investment Trusts	3,252,948	—	—	3,252,948
Money Market Securities	11,303,150	—	—	11,303,150

Total	$89,826,094	$—	$—	$89,826,094

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended February 28, 2015, the Fund had no transfers between any Levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date	4/21/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date	4/21/15

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	4/21/15